RISKS	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
RISKS

NOTE 13 — RISKS

Credit risk

The Company’s primary bank deposits are located in the United States. Those deposits are provided protection under FDIC insurance up to maximum of $250,000. Any deposits in excess of the aforementioned maximum are at risk of loss if those banks become insolvent.

The Company is subject to risk borne from credit extended to customers.

Interest risk

The Company is subject to interest rate risk when its loans become due and require refinancing or if the prime rate adjusts, as the Company’s loans are based on adjustable interest rates.

Inflation risk

Management monitors changes in prices levels. Historically, inflation has not materially impacted the Company’s financial statements; however, significant increases in the cost of labor that cannot be passed on to the Company’s customers could adversely impact the Company’s results of operations.

Concentration risks

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2024 and 2023. Accordingly, there was a concentration of risk in demand for the Company’s services.

	Revenue
	For the year ended December 31,
	2024		2023
Customer	Amount	%	Amount	%
A	$14,774,927	83%	$13,837,042	72%
B	$1,041,966	6%	$1,048,329	5%
C	$795,280	4%	$2,236,276	12%

	Accounts receivable
	At December 31,		At December 31,
	2024		2023
Customer	Amount	%	Amount	%
1	$8,970,298	87%	$5,871,789	83%
2	$342,394	3%	$355,419	5%
3	$340,179	3%	$304,341	4%